Document And Entity Information	Apr. 05, 2023
Document Information Line Items
Entity Registrant Name	9 Meters Biopharma, Inc.
Trading Symbol	NMTR
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001551986
Document Period End Date	Apr. 05, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37797
Entity Tax Identification Number	27-3948465
Entity Address, Address Line One	4509 Creedmoor Road
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27612
City Area Code	919
Local Phone Number	275-1933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.0001 Par Value
Security Exchange Name	NASDAQ